IQ Global Agribusiness Small Cap ETF

INDEXIQ ETF TRUST
(the “Trust”)

IQ Global Agribusiness Small Cap ETF
(the “Fund”)

Supplement dated December 7, 2018 (“Supplement”)
to the Summary Prospectus dated August 29, 2018
and the Prospectus dated August 29, 2018

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the Fund has selected the MSCI World Small Cap Index as the Fund’s primary benchmark. The Fund selected the MSCI World Small Cap Index as its primary benchmark as a result of the upcoming termination of the Fund’s current primary benchmark effective December 31, 2018. The Fund has also selected the MSCI ACWI Select Agriculture Producers IMI Index as a secondary benchmark. As a result, the “Performance Information” section is hereby replaced with the following:

Performance Information

The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance. The MSCI World Small Cap Index has replaced the Russell Global Small Cap Agriculture Fishing & Ranching Index (the “Russell Index”) as the primary benchmark index due to the termination of the Russell Index on December 31, 2018. The MSCI World Small Cap Index is a free float-adjusted market capitalization index composed of small capitalization stocks in developed market countries. The MSCI ACWI Select Agriculture Producers IMI Index includes companies in the agriculture industries that are highly sensitive to underlying prices of agricultural commodities.

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting nylinvestments.com/etfs.

The Fund’s year-to-date total return as of June 30, 2018 was -5.15%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	11.93%	Q1/2012
Lowest Return	–8.59%	Q3/2015

Average Annual Total Returns as of December 31, 2017

	1 Year	5 Years	Since Inception(1)
Returns before taxes	11.52%	7.94%	6.20%
Returns after taxes on distributions(2)	11.37%	7.67%	5.97%
Returns after taxes on distributions and sale of Fund shares(2)	6.80%	6.27%	4.95%
IQ Global Agribusiness Small Cap Index
(reflects no deduction for fees, expenses or taxes)	12.80%	8.74%	6.98%
MSCI World Small Cap Index (reflects no deduction for fees, expenses or taxes)	22.66%	13.20%	10.18%
MSCI ACWI Select Agriculture Producers IMI Index (reflects no deduction for fees, expenses or taxes)	20.34%	4.74%	3.60%
Russell Global Small Cap Agriculture Fishing & Ranching Index (reflects no deduction for fees, expenses or taxes)	17.60%	8.12%	5.38%

(1)	The Fund commenced operations on March 22, 2011.
(2)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Investors Should Retain This Supplement for Future Reference

Performance Information

The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance. The MSCI World Small Cap Index has replaced the Russell Global Small Cap Agriculture Fishing & Ranching Index (the “Russell Index”) as the primary benchmark index due to the termination of the Russell Index on December 31, 2018. The MSCI World Small Cap Index is a free float-adjusted market capitalization index composed of small capitalization stocks in developed market countries. The MSCI ACWI Select Agriculture Producers IMI Index includes companies in the agriculture industries that are highly sensitive to underlying prices of agricultural commodities.

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting nylinvestments.com/etfs.

The Fund’s year-to-date total return as of June 30, 2018 was -5.15%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	11.93%	Q1/2012
Lowest Return	–8.59%	Q3/2015

Average Annual Total Returns as of December 31, 2017
Average Annual Total Returns - IQ Global Agribusiness Small Cap ETF		1 Year	5 Years	Since Inception [1]	Inception Date
IQ Global Agribusiness Small Cap ETF		11.52%	7.94%	6.20%	Mar. 22, 2011
IQ Global Agribusiness Small Cap ETF | Returns after taxes on distributions	[2]	11.37%	7.67%	5.97%
IQ Global Agribusiness Small Cap ETF | Returns after taxes on distributions and sale of Fund shares	[2]	6.80%	6.27%	4.95%
IQ Global Agribusiness Small Cap Index		12.80%	8.74%	6.98%
MSCI World Small Cap Index		22.66%	13.20%	10.18%
MSCI ACWI Select Agriculture Producers IMI Index		20.34%	4.74%	3.60%
Russell Global Small Cap Agriculture Fishing & Ranching Index		17.60%	8.12%	5.38%
[1]	The Fund commenced operations on March 22, 2011.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.